OPERATIONS - Acquisition of GVT Participacoes S.A. ("GVTPart.") Identifiable assets acquired and liabilities assumed (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	May 28, 2015
Acquisition of GVT Participacoes S.A. ("GVTPart.")
Goodwill		R$ 23,062,421
GVT Participacoes S.A. ("GVTPart")
Acquisition of GVT Participacoes S.A. ("GVTPart.")
Current assets	R$ 1,557,651
Cash and cash equivalents	390,255
Accounts receivable	947,378
Inventories	4,641
Taxes recoverable	147,057
Other assets	68,320
Noncurrent assets	12,026,239
Short-term investment pledged as collateral	17,871
Taxes recoverable	65,798
Deferred taxes	610,873
Judicial deposits and garnishments	551,275
Other assets	7,052
Property and equipment	7,970,117
Intangible assets	2,803,253
Fair value of assets acquired	13,583,890
Current liabilities	5,299,662
Personnel, social charges and benefits	170,989
Trade accounts payable	611,425
Taxes, charges and contributions	346,569
Loans and financing	3,968,615
Provisions	17,866
Other liabilities	184,198
Noncurrent liabilities	3,857,855
Trade accounts payable	67,742
Taxes, charges and contributions	1,342
Loans and financing	3,088,414
Other provisions	679,294
Other liabilities	21,063
Fair value of assumed liabilities	9,157,517
Fair value of identifiable net assets acquired	4,426,373
Goodwill	12,837,141	R$ 12,837,141
Total consideration, net of Cash Flow Hedge	17,263,514		R$ 17,263,514
Appreciation of property, plant and equipment	409,601
Contingent Consideration			R$ 344,217
GVT Participacoes S.A. ("GVTPart") | Contingent consideration
Acquisition of GVT Participacoes S.A. ("GVTPart.")
Contingent liabilities	512,648
Deferred taxes on contingent liabilities	R$ 174,300
Period for returning the amounts deposited with the courts	15 years
Contingent Consideration	R$ 344,217
Trademarks | GVT Participacoes S.A. ("GVTPart")
Acquisition of GVT Participacoes S.A. ("GVTPart.")
Intangible assets	R$ 59,000
Amortisation (in years)	1 year 6 months
Customer portfolio | GVT Participacoes S.A. ("GVTPart")
Acquisition of GVT Participacoes S.A. ("GVTPart.")
Intangible assets	R$ 2,523,000
Amortisation (in years)	7 years 9 months 7 days
Other intangible assets | GVT Participacoes S.A. ("GVTPart")
Acquisition of GVT Participacoes S.A. ("GVTPart.")
Intangible assets	R$ 20,394